Land, Buildings and Equipment - Summary of Land, Buildings and Equipment (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	$ 1,783
Balance at end of year	1,795
Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	4,373
Additions	287
Disposals	(69)
Adjustments	28
Balance at end of year	4,619
Accumulated depreciation and amortisation [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	(2,590)
Amortization	257
Disposals	(37)
Adjustments	(14)
Balance at end of year	(2,824)
Land and buildings [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	750
Balance at end of year	740
Land and buildings [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	1,356
Additions	27
Disposals	(16)
Adjustments	17
Balance at end of year	1,384
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	(606)
Amortization	37
Disposals	(8)
Adjustments	(9)
Balance at end of year	(644)
Computer equipment [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	192
Balance at end of year	211
Computer equipment [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	1,060
Additions	136
Disposals	(35)
Adjustments	3
Balance at end of year	1,164
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	(868)
Amortization	101
Disposals	(19)
Adjustments	(3)
Balance at end of year	(953)
Office furniture, equipment and other [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	448
Balance at end of year	460
Office furniture, equipment and other [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	884
Additions	62
Disposals	(13)
Adjustments	4
Balance at end of year	937
Office furniture, equipment and other [member] | Accumulated depreciation and amortisation [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	(436)
Amortization	46
Disposals	(5)
Balance at end of year	(477)
Leasehold improvements [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	393
Balance at end of year	384
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	1,073
Additions	62
Disposals	(5)
Adjustments	4
Balance at end of year	1,134
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of Detailed Information About Land and Buildings [Line Items]
Balance at beginning of year	(680)
Amortization	73
Disposals	(5)
Adjustments	(2)
Balance at end of year	$ (750)